Summary of Significant Accounting Policies: Investment in Unconsolidated Affiliates Policy (Policies)	12 Months Ended
Dec. 31, 2019
Policies
Investment in Unconsolidated Affiliates Policy	Investment in Unconsolidated Affiliates:

The Company owns less than 20% or otherwise does not exercise significant influence, are stated at cost. At December 31, 2019 and December 31, 2018, the Company had an investment in which the Company owned less than 1% interest in an unconsolidated affiliate and therefore the investment is carried at cost.